FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.
Schedule of gross holding losses and fair value of held-to-maturity securities

				Gross
				Holding
	Held-To-Maturity	Level	Amortized Cost	Gain	Fair Value
December 31, 2019	U.S. Treasury Securities (Matured on 2/6/2020)	1	$309,688,279	$2,018	$309,690,297